OTHER INCOME (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of other income [Abstract]
Schedule of Other Income
	Year ended December 31,
	2 0 1 9	2 0 1 8	2 0 1 7	2 0 1 9
	NIS	NIS	NIS	US Dollars

Capital gain on fixed assets realization	-	69	361	-